Long-term investments	12 Months Ended
Dec. 31, 2024
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Abstract]
Long-term investments	. Long-term investment

As at December 31, 2024, the Company held a long-term investment of $1,390 (C$2 million) (2023: $1,587 (C$2 million)) representing a 12.5% equity interest in Prospector Royalty Corp. ("PRC"), a private company providing preferred access to a proprietary and digitized royalty database. The arrangement includes a royalty referral and granting opportunities to acquire certain royalties identified by PRC.